Provision for Closure and Reclamation (Tables)	12 Months Ended
Dec. 31, 2025
Provision for Closure and Reclamation
Schedule of provisions for closure and reclamation

In $000s	Eskay	Snip	Total
Balance, December 31, 2023	$10,468	$3,186	$13,654
Change in estimate	23,574	1,070	24,644
Accretion	154	47	201
Balance, December 31, 2024	$34,196	$4,303	$38,499
Change in estimate	7,734	(587)	7,147
Accretion	516	65	581
Balance, December 31, 2025	$42,446	$3,781	$46,227